Notes Receivable - Summary of Notes Receivable (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Unsecured Notes Receivable, Related Parties
Accounts Notes And Loans Receivable [Line Items]
Notes receivable, maturity	Dec. 31, 2021	Dec. 31, 2021
Unsecured Notes Receivable, Related Parties | Minimum
Accounts Notes And Loans Receivable [Line Items]
Notes receivable, interest	3.25%	3.50%
Unsecured Notes Receivable, Related Parties | Maximum
Accounts Notes And Loans Receivable [Line Items]
Notes receivable, interest	5.50%	15.00%
Unsecured Notes Receivable, Unrelated Third Party
Accounts Notes And Loans Receivable [Line Items]
Notes receivable, interest	0.00%	18.00%
Notes receivable, maturity	Dec. 31, 2023	Dec. 31, 2023